Finance Costs - Summary of Detailed Information About Finance Cost Explanatory (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest on senior secured lien notes	$ 31.5	$ 0.0
Revaluation of discount rate for environmental liabilities	0.3	3.8
Other interest expense	7.9	2.3
Unwinding of issuance costs of debt facilities and accretion of governmental loan benefits and discounts on environmental liabilities	13.4	16.4
Finance costs	55.5	25.6
Revolving Credit Facility [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Revolving Credit Facility fees	1.8	2.9
Financing Arrangement [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest on financing arrangement	$ 0.6	$ 0.2